Subsequent Events	12 Months Ended
Dec. 31, 2021
Subsequent Events [Abstract]
Subsequent Events

Note 10 — Subsequent Events

The Company has completed an evaluation of all subsequent events through March 18, 2022 to ensure that these financial statements include appropriate disclosure of events both recognized in the financial statements and events which occurred but were not recognized in the financial statements. Except as described below, the Company has concluded that no subsequent event has occurred that requires disclosure.

Effective January 1, 2022, the Company adopted a defined contribution savings plan (“the Plan”) pursuant to Section 401(k) of the Internal Revenue Code. The Plan is for the benefit of all qualifying employees and permits voluntary contributions by employees of up to 100% of eligible compensation, subject to the maximum limits imposed by Internal Revenue Service. The terms of the Plan allow for discretionary employer contributions. Enrolment in the Plan will become available on April 1, 2022.

On February 7, 2022, the Company and its former underwriter, Maxim Group (“Maxim”), entered into a termination agreement, whereby the parties agreed to terminate their engagement of Maxim as the Company’s lead managing underwriter and book runner in connection with the Company’s IPO. Per the terms of the termination agreement, the Company agreed to pay Maxim a termination fee of $300,000, due upon the close of the Company’s IPO.

On February 17, 2022, the Company entered into an underwriting agreement (the “Underwriting Agreement”) with Boustead Securities, LLC, acting as representative of the underwriters (“Boustead”), in relation to the Company’s IPO, pursuant to which the Company agreed to sell to the underwriters an aggregate of 2,222,222 shares of the Company’s common stock, at a price of $9.00 per share. The IPO closed on February 23, 2022, and resulted in net proceeds to the Company, after deducting the underwriting discount, and estimated offering expenses, of approximately $17.2 million. Pursuant to the Underwriting Agreement, the Company issued to Boustead warrants to purchase 111,111 shares of common stock. The warrants will be exercisable at a per share exercise price equal to $10.35 and are exercisable at any time and from time to time, in whole or in part, during the period commencing on February 23, 2022 and terminating on February 11, 2027. In addition, effective upon the closing of the IPO, all of the shares of the Company’s outstanding Series Seed Preferred Stock, along with all accrued dividends, converted into 5,626,365 shares of common stock pursuant to a conversion approved by requisite holders of the Series Seed Preferred Stock.

On February 23, 2022, the Company filed with the Secretary of State of the State of Delaware an amended and restated certificate of incorporation (the “A&R COI”), which became effective immediately. The Company’s board of directors and stockholders approved the A&R COI to be effective upon the closing of the IPO. There was no change to the Company’s authorized shares of common stock and preferred stock of 250,000,000 shares and 10,000,000 shares, respectively. In addition, on February 23, 2022 and in connection with the closing of the IPO, the Company’s board of directors adopted Amended and Restated Bylaws and the Company’s 2022 Equity Incentive Plan (the “2022 Plan”), which is the successor and continuation of the Company’s 2019 Plan. Under the 2022 Plan, the Company may grant stock options, restricted stock, restricted stock units, stock appreciation rights, and other forms of awards to employees, directors and consultants of the Company. Upon its effectiveness, a total of 1,600,000 shares of common stock were reserved for issuance under the 2022 Plan.

Upon the close of the Company’s IPO, employment agreements with the Company’s Chief Executive Officer, Chief Financial Officer, and Chief Business Officer became effective. The employment agreements provide for annual compensation of approximately $1.4 million in the aggregate for the three officers, as well as annual performance bonuses up to their respective targeted amounts, with the actual bonuses being based upon the level of achievement of annual Company and individual performance objectives each year, as determined by the Company’s compensation committee.